Summary of Significant Accounting Policies - Schedule of Revenue Generated (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Gross billings/receipts	$ 8,096,604	$ 7,830,529	$ 14,003,123	$ 16,123,230	$ 26,229,949	$ 34,992,883
Refunds, incentives, credits, and chargebacks	(343,267)	(588,405)	(659,970)	(1,369,393)	(2,046,359)	(1,505,959)
Net revenue	7,753,337	7,242,124	13,343,153	14,753,837	24,183,590	29,659,081
Subscription Revenue [Member]
Gross billings/receipts	5,599,155	7,825,160	10,159,115	16,117,861	24,471,532	28,518,660
Refunds, incentives, credits, and chargebacks	(343,267)	(588,405)	(659,970)	(1,369,393)	(2,046,359)	(1,495,458)
Net revenue	5,255,888	7,236,755	9,499,145	14,748,468	22,425,173	27,023,202
Mining Revenue [Member]
Gross billings/receipts	2,493,739		3,836,285		1,745,138
Refunds, incentives, credits, and chargebacks
Net revenue	2,493,739		3,836,285		1,745,138
Fee Revenue [Member]
Gross billings/receipts	3,710	5,369	7,723	5,369	13,279
Refunds, incentives, credits, and chargebacks
Net revenue	$ 3,710	$ 5,369	$ 7,723	$ 5,369	$ 13,279